SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013	Dec. 31, 2012 Accounts Receivable [Member] Ultrapetrol Ocean and Offshore Supply Business [Member]	Dec. 31, 2011 Accounts Receivable [Member] Ultrapetrol Ocean and Offshore Supply Business [Member]	Dec. 31, 2011 Accounts Receivable [Member] Ultrapetrol River Business [Member]	Dec. 31, 2012 Puertos del Sur S.A. [Member]	Dec. 31, 2011 Puertos del Sur S.A. [Member]	Dec. 31, 2010 Puertos del Sur S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Maritima Sipsa S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%						50.00%				50.00%	50.00%	50.00%	50.00%	50.00%	49.00%
Revenues and Related Expenses [Abstract]
Construction Period	30 days
Cash and Cash Equivalents [Abstract]
Maximum number of months of maturity of highly liquid investments to be considered as cash equivalents	3 months
Accounts Receivable [Line Items]
Concentration risk, percentage (in hundredths)								27.00%	24.00%	17.00%
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at January 1	$ 841		$ 555		$ 411
Provision	1,559		598		377
Recovery	(293)		0		(18)
Amounts written off	(191)	[1]	(312)	[1]	(215)	[1]
Balance at December 31	1,916		841		555
Insurance Claims Receivable [Abstract]
Insurance claims receivable	$ 6,017		$ 4,531

[1]	Accounts charged to the allowance when collection efforts cease